Related Party Transactions - Summary of Compensation of Key Management (Details) - USD ($) $ in Thousands	12 Months Ended	15 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Stock-based compensation	$ 2,507	$ 895
Bonuses - cash	1,425
Bonuses - stock-based	6,000	1,499
Salaries, benefits and directors fees included in general and administrative expenses	1,707	1,901
Salaries and benefits included in exploration expenditures	368	396
Salaries and benefits capitalized to Investment in the Joint Venture	127
Total remuneration	12,134	4,691
Total due to directors and executive team	$ 265	$ 411